TYPE                    13F-HR
PERIOD                  09/30/2007
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, November 15th, 2007

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 39

Form 13F Information Table Value Total: AMOUNT $ 2,283,799 (thousands)

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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------

AT&T INC                    COM            00206R102       19,058   450,000 SH        450,000         450,000
ALCATEL-LUCENT              SPONSORED ADR  013904305        2,545   250,000 SH        250,000         250,000
AMERICA MOVIL - ADR SERIES LSPON ADR A SHS 02364W105        7,040   110,000 SH        110,000         110,000
AMERICAN TOWER CORP         PUT            029912951        8,704   200,000 SH PUT    400,000                         400,000
AMERICAN TOWER CORP         COM            029912201        1,741    40,000 SH         40,000          40,000
CABLEVISION SYS CORP        PUT            12686C99         3,141    90,000 SH PUT     90,000                          90,000
CABLEVISION SYS CORP        COM            12686C109          663    19,000 SH         19,000          19,000
CITIGROUP INC               CALL           172967901       13,091   280,500 SH CALL 2,280,500                        2,280,500
CITIGROUP                   COM            172967101       63,005 1,350,000 SH      1,350,000       1,350,000
COMCAST CORP NEW            CL  A          20030N101        9,672   400,000 SH        400,000         400,000
COMCAST CORP NEW            PUT            20030N950        4,792   200,000 SH PUT    200,000                         200,000
DEUTSCHE TELEKOM AG         SPONSORED ADR  251566105        7,836   400,000 SH        400,000         400,000
DIAMONDS TR                 UNIT SER 1     252787106    1,284,918 9,250,000 SH      9,250,000       9,250,000
DIAMONDS TR                 CALL           252787106      277,820 2,000,000 SH CALL 2,000,000                        2,000,000
DIRECTV GROUP INC           COM            25459L106        8,505   350,000 SH        350,000         350,000
ECHOSTAR COMMUNICATIONS     CL A           278762109        2,809    60,000 SH         60,000          60,000
FORD MTR CO DEL             CALL           345370900       21,275 2,500,000 SH CALL 2,500,000                        2,500,000
GOLDMAN SACHS GROUP INC     COM            38141G104       43,933   202,700 SH        202,700         202,700
GOOGLE INC                  CL A           38259P508       43,907    77,400 SH         77,400          77,400
ISHARES TR                  RUSSELL 2000   464287655       71,037   887,513 SH        887,513         887,513
JAZZ PHARMACEUTICALS INC    COM            472147107          344    30,686 SH         30,686          30,686
LEGG MASON INC              COM            524901105       10,891   129,126 SH        129,126         129,126
LEGG MASON INC              CALL           524901905       25,303   300,000 SH CALL   500,000                         500,000
MEDIACOM COMMUNICATIONS CORPCL A           58446K105       11,646 1,651,951 SH      1,651,951       1,651,951
MOBILE TELESYSTEMS OJSC     SPONSORED ADR  607409109        1,026    14,800 SH         14,800          14,800
MOBILE TELESYSTEMS OJSC     SPONSORED ADR  607409109        3,209    46,300 SH         46,300          46,300
MOTOROLA INC                COM            620076109        4,630   250,000 SH        250,000         250,000
NII HLDGS INC               PUT            62913F951        8,215   100,000 SH PUT    100,000                         100,000
NOIKA CORP                  SPONSORED ADR  654902204       61,771 1,633,400 SH      1,633,400       1,633,400
PERFECT WORLD CO LTD        SPON ADR REP B 71372U104          135     5,000 SH          5,000           5,000
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605       34,320 1,000,000 SH      1,000,000       1,000,000
SEMICONDUCTOR HLDRS TR      DEP RCPT       816636203      165,845 4,327,900 SH      4,327,900       4,327,900
TIM PARTICIPACOES S A       SPONS ADR PFD  88706P106       19,042   468,900 SH        468,900         468,900
TIME WARNER INC             PUT            887317955        9,180   500,000 SH PUT    500,000                         500,000
TIME WARNER INC             COM            887317105        7,344   400,000 SH        400,000         400,000
VIVO PARTICIPACOES S A      SPON ADR PFD   92855S101        5,980 1,210,600 SH      1,210,600       1,210,600
VODAFONE GROUP PLC NEW      SPON ADR NEW   92857W209        7,264   200,000 SH        200,000         200,000
XM SATELLITE RADIO HLDGS INCCL  A          983759101       10,486   740,000 SH        740,000         740,000
MILLICOM INTL CELLULAR S A  COM            L6388F110        1,678    20,000 SH         20,000          20,



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